Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impact of adopting CECL		$ 243,376
ACL ending balance	$ 9,810,212	9,842,725
Charge-offs	(1,481,674)	(519,535)
Recoveries	213,554	178,780
Credit loss expense (reversal)	1,235,607	1,230,879
ACL beginning balance	9,842,725	8,709,225
Unallocated [Member]
Impact of adopting CECL		(102,189)
ACL ending balance		0
Charge-offs		0
Recoveries		0
Credit loss expense (reversal)		0
ACL beginning balance	0	102,189
Commercial Real Estates [Member]
Impact of adopting CECL		(22,467)
ACL ending balance	6,487,700	5,522,082
Charge-offs	(126,393)	0
Recoveries	13,718	22,058
Credit loss expense (reversal)	1,078,293	460,678
ACL beginning balance	5,522,082	5,061,813
Residential real estate - 1st lien [Member]
Impact of adopting CECL		273,167
ACL ending balance	2,087,034	2,590,926
Charge-offs	0	(1,625)
Recoveries	1,386	72,588
Credit loss expense (reversal)	(505,278)	244,960
ACL beginning balance	2,590,926	2,001,836
Commercial & industrial [Member]
Impact of adopting CECL		(164,115)
ACL ending balance	727,488	1,100,688
Charge-offs	(1,263,015)	(386,578)
Recoveries	163,743	10,237
Credit loss expense (reversal)	726,072	524,822
ACL beginning balance	1,100,688	1,116,322
Purchased Loan [Member]
Impact of adopting CECL		(29,196)
ACL ending balance	22,415	37,065
Charge-offs	0	0
Recoveries	0	0
Credit loss expense (reversal)	(14,650)	13,171
ACL beginning balance	37,065	53,090
Municipal [Member]
Impact of adopting CECL		24,243
ACL ending balance	167,719	136,167
Charge-offs	0	0
Recoveries	0	0
Credit loss expense (reversal)	31,552	49,585
ACL beginning balance	136,167	62,339
Residential real estate - Jr lien [Member]
Impact of adopting CECL		297,746
ACL ending balance	291,239	431,007
Charge-offs	0	0
Recoveries	15,538	29,240
Credit loss expense (reversal)	(155,306)	(137,929)
ACL beginning balance	431,007	241,950
Consumer [Member]
Impact of adopting CECL		(33,813)
ACL ending balance	26,617	24,790
Charge-offs	(92,266)	(131,332)
Recoveries	19,169	44,657
Credit loss expense (reversal)	74,924	75,592
ACL beginning balance	$ 24,790	$ 69,686